[Invesco Letterhead]
December 23, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Van Kampen Senior Loan Fund CIK No.: 0000853180
Ladies and Gentlemen:
          On behalf of Invesco Van Kampen Senior Loan Fund (the “Acquiring Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 is the electronic version of the Fund’s Joint Proxy Registration Statement/Prospectus on Form N-14 (the “Registration Statement”). This Registration Statement is being filed to register Class IB Shares of the Acquiring Fund that will be issued to shareholders of Invesco Prime Income Trust (the “Acquired Fund”) in connection with the acquistition by the Acquiring Fund of substantially all of the assets and the assumption of all of the liabilities of the Acquired Fund. The required fee to register additional shares has been wired to the Securities and Exchange Commission.
          Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at (630) 684-6301.
Very truly yours,
/s/ Elizabeth Nelson
Counsel